DEBT AND CREDIT FACILITIES - Debt redemption prices (Details)				9 Months Ended
	Sep. 29, 2021	Aug. 15, 2020	Aug. 08, 2017	Sep. 30, 2021
Senior Notes
Debt Instrument, Redemption [Line Items]
Debt Instrument, Redemption Price, Percentage			101.00%
Senior Notes | 2021 Senior Notes
Debt Instrument, Redemption [Line Items]
Redemption prices (expressed as percentages of principal amount)	40.00%
Debt Instrument, Redemption Price, Percentage	100.00%
October 1, 2024 to September 30, 2025
Debt Instrument, Redemption [Line Items]
Debt Instrument, Redemption Price, Percentage		102.80%
October 1, 2024 to September 30, 2025 | Senior Notes | 2021 Senior Notes
Debt Instrument, Redemption [Line Items]
Debt Instrument, Redemption Price, Percentage				102.313%
October 1, 2025 to September 30, 2026
Debt Instrument, Redemption [Line Items]
Debt Instrument, Redemption Price, Percentage		101.40%
October 1, 2025 to September 30, 2026 | Senior Notes | 2021 Senior Notes
Debt Instrument, Redemption [Line Items]
Debt Instrument, Redemption Price, Percentage				101.156%
On or after October 1, 2026
Debt Instrument, Redemption [Line Items]
Debt Instrument, Redemption Price, Percentage		100.00%
On or after October 1, 2026 | Senior Notes | 2021 Senior Notes
Debt Instrument, Redemption [Line Items]
Debt Instrument, Redemption Price, Percentage				100.00%